UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 590 Madison Avenue
         5th Floor
         New York, New York  10022

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $342,852 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEP INDS INC                   COM              001031103       88     3400 SH       SOLE                     3400
ASSET ACCEP CAP CORP           COM              04543P100     5076   804400 SH       SOLE                   804400
ASSOCIATED BANC CORP           COM              045487105     4451   323500 SH       SOLE                   323500
CIT GROUP INC                  COM NEW          125581801     4991   128100 SH       SOLE                   128100
CITIZENS REPUBLIC BANCORP IN   COM              174420109     3542  3106900 SH       SOLE                  3106900
COINSTAR INC                   COM              19259P300    37564  1155800 SH       SOLE                  1155800
COMMERCIAL METALS CO           COM              201723103     6222   413124 SH       SOLE                   413124
COWEN GROUP INC NEW            CL A             223622101     4995   882500 SH       SOLE                   882500
DANA HOLDING CORP              COM              235825205     4352   366300 SH       SOLE                   366300
E TRADE FINANCIAL CORP         COM              269246104     3169  1918000 SH       SOLE                  1918000
GYMBOREE CORP                  COM              403777105     3129    60600 SH       SOLE                    60600
LIBERTY GLOBAL INC             COM SER A        530555101     7479   256490 SH       SOLE                   256490
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104     5011   327500 SH       SOLE                   327500
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    25192   692652 SH       SOLE                   692652
LIVE NATION ENTERTAINMENT IN   COM              538034109    18772  1294600 SH       SOLE                  1294600
MBIA INC                       COM              55262C100    39471  6295200 SH       SOLE                  6295200
MF GLOBAL HLDGS LTD            COM              55277J108    32165  3985700 SH       SOLE                  3985700
MARINEMAX INC                  COM              567908108     4385   407500 SH       SOLE                   407500
MARSHALL & ILSLEY CORP NEW     COM              571837103     8177  1015800 SH       SOLE                  1015800
NEW YORK & CO INC              COM              649295102      403    84100 SH       SOLE                    84100
PHH CORP                       COM NEW          693320202    20284   860600 SH       SOLE                   860600
POLYONE CORP                   COM              73179P106    14988  1463710 SH       SOLE                  1463710
PZENA INVESTMENT MGMT INC      CLASS A          74731Q103      610    79900 SH       SOLE                    79900
RADIO ONE INC                  CL D NON VTG     75040P405     7615  2496813 SH       SOLE                  2496813
REGIONS FINANCIAL CORP NEW     COM              7591EP100     5206   663200 SH       SOLE                   663200
SLM CORP                       COM              78442P106     5699   455200 SH       SOLE                   455200
STEEL DYNAMICS INC             COM              858119100     4833   276638 SH       SOLE                   276638
UNITED ONLINE INC              COM              911268100     7473   999000 SH       SOLE                   999000
YAHOO INC                      COM              984332106    11389   689000 SH       SOLE                   689000
ARCH CAP GROUP LTD             ORD              G0450A105     7922   103900 SH       SOLE                   103900
ASSURED GUARANTY LTD           COM              G0585R106    38199  1738700 SH       SOLE                  1738700